Other revenues and expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other revenues and expenses	Other income and expensesFinancial income and expenses
Financial income:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$68	$177	$850
Debt amendments (Note 15.1, Note 15.2, Note 17.3)	476	247	13,952
Change in fair value of convertible debt derivative (Note 15.1)	6,878	3,200	3
Foreign exchange gain	7,076	1,166	3,037
Total financial income	$14,498	$4,790	$17,842
Financial expenses:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Interest on loans	$8,146	$9,584	$22,465
Interest on lease contracts (see Note 16)	571	479	321
Interest on financing component of long term development services agreement (see Notes 19 and 20)	966	115	69
Interest on supplier payable with extended payment terms	222	286	142
Other bank fees and financial charges	1,020	946	731
Foreign exchange loss	5,994	1,858	2,543
Total financial expenses	$16,919	$13,268	$26,271
For the year ended December 31, 2024, interest on loans included $22,409,000 related to convertible debt instruments issued in 2021 and 2019, the French government debt financing received in 2020 and bridge loans (compared with $9,566,000 and $8,094,000 for the years ended December 31, 2023 and 2022, respectively which also included government loans granted in 2015, convertible debt instruments issued in 2018, 2016 and 2015 and bridge loans received in late 2023) (See Note 15.1 to the Consolidated Financial Statements).
The net foreign exchange gain of $494,000 for the year ended December 31, 2024 (2023: net foreign exchange loss of $692,000; 2022: net foreign exchange gain $1,082,000) arises primarily from euro-based monetary liabilities.
For the year ended December 31, 2024, a gain of $3,000 (2023 : gain of $3,200,000; 2022: gain of $6,878,000) was recognized, related to the change in fair value of the convertible debt embedded derivative (See Note 15.1 to the Consolidated Financial Statements).
For the year ended December 31, 2024, income of $13,952,000 (2023: gain of $247,000; 2022: gain of $476,000) was recognized related to the impact of the convertible debt amendment and loans (see Note 15.1 to the Consolidated Financial Statements).
Cost of revenue and operating expenses
The tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2022	2023	2024
		(in thousands)
Included in cost of revenue:
Cost of components		$13,102	$5,071	$5,846
Depreciation and impairment	8	428	395	289
Amortization of intangible assets	9	148	118	164
Wages and benefits		2,497	2,059	1,341
Share-based payment expense	14	160	131	84
Assembly services, royalties and other		1,336	1,702	1,368
		$17,671	$9,476	$9,092

		Year ended December 31,
	Note	2022	2023	2024
		(in thousands)
Included in operating expenses (income) (between gross profit and operating result):
Gain on sale of 4G intangible and tangible assets, net	3	—	—	$(153,129)
Depreciation and impairment	8	$3,551	$4,082	2,814
Amortization of intangible assets	9	7,888	7,346	4,145
Impairment of 5G broadband platform intangible and tangible assets		—	—	56,633
Wages and benefits		33,195	36,014	39,637
Share-based payment expense	14	5,317	6,973	4,006
Foreign exchange (gains) losses related to hedges of euro		207	(180)	(47)
Other, net		(3,439)	(257)	4,147
		$46,719	$53,978	$(41,794)
Employee benefits expense

		Year ended December 31,
	Note	2022	2023	2024
		(in thousands)
Wages and salaries		$27,115	$28,863	$31,458
Social security costs and other payroll taxes		8,408	9,087	9,270
Other benefits		159	159	171
Pension costs		10	(36)	79
Share-based payment expenses	14	5,477	7,104	4,090
Total employee benefits expense		$41,169	$45,177	$45,068
The amount recognized as an expense for mandatory social tax contributions amounts to $1,483,000 for the year ended December 31, 2024 ($1,398,000 and $1,465,000 for the years ended December 31, 2022 and 2023, respectively).
Research and development expense and tax credit receivable
The research tax credit in France is deducted from corporate income taxes due; if taxes due are not sufficient to cover the full amount of the credit, the balance is received in cash three years later (one year later if the Company is below certain size criteria, which was the case for each of the years ended December 31, 2024, 2023 and 2022). Total research tax credit receivable as of December 31, 2024 is $3,441,000, ($2,986,000 relating to tax credits receivables for 2024, $117,000 for 2023, $105,000 for 2022, $129,000 for 2021 and $104,000 for 2020). Part of the amount was financed in 2024 and reimbursed in February 2025 as the company decided to terminate the financing agreement (see Note 15.3 to the Consolidated Financial Statements).
The Company also has small research tax credits available in the United Kingdom.
In the years ended December 31, 2022, 2023 and 2024, the Company capitalized costs related to the development of LTE Category 1 chipset and of the 5G broadband platform.
The impact of the reduction of research and development expense due to government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Research and development costs	$47,353	$53,018	$47,566
Research tax credit	(4,622)	(5,374)	(3,821)
Government and other grants	(4,888)	(1,834)	(1,939)
Development costs capitalized (*)	(13,808)	(22,328)	(15,485)
Amortization of capitalized development costs	2,575	2,642	2,206
Total research and development expense	$26,610	$26,124	$28,527
(*) Reflecting reduction for research tax credits of $1,371,000, $2,145,000 and $1,924,000 for the years ended December 31, 2024, 2023 and 2022, respectively.